Provisions for liabilities and charges	6 Months Ended
Jun. 30, 2021
Provision for liabilities and charges
Provisions for liabilities and charges

8. Provisions for liabilities and charges

		Litigation and		Financial
	Customer	other		commitments
	redress (1)	regulatory	Property	and guarantees	Other (2)	Total
	£m	£m	£m	£m	£m	£m
At 1 January	749	365	270	179	289	1,852
Expected credit losses impairment charge	—	—	—	6	—	6
Currency translation and other movements	(3)	(5)	—	(1)	(2)	(11)
Charge to income statement	17	8	13	—	60	98
Release to income statement	(4)	(10)	(8)	—	(9)	(31)
Provisions utilised	(222)	(11)	(10)	—	(55)	(298)
At 31 March	537	347	265	184	283	1,616
Expected credit losses impairment release	—	—	—	(18)	—	(18)
Currency translation and other movements	—	—	1	—	(8)	(7)
Charge to income statement	32	1	22	—	42	97
Release to income statement	(7)	(68)	(20)	—	(10)	(105)
Provisions utilised	(87)	(20)	(8)	—	(62)	(177)
At 30 June	475	260	260	166	245	1,406

Notes:

(1)	Includes payment protection insurance provision which reflects the estimated cost of PPI redress attributable to claims prior to the Financial Conduct Authority (FCA) complaint deadline of 29 August 2019. All pre-deadline complaints have been processed which removes complaint volume estimation uncertainty from the provision estimate. NatWest Group continues to conclude remaining bank-identified closure work and conclude cases with the Financial Ombudsmen Service.

(2)	Other materially comprises provisions relating to restructuring costs.

Provisions are liabilities of uncertain timing or amount and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably. Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.